Equity reserves and long-term incentive plan awards (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
		Weighted average exercise price
	Number of Options	C$
Balance, December 31, 2020	8,330,820	1.81
Granted	5,653,000	1.49
Exercised	(689,931)	1.02
Cancelled/Expired/Forfeited	(1,613,719)	2.43
Balance, December 31, 2021	11,680,170	1.61
Granted	4,790,000	0.66
Cancelled/Expired/Forfeited	(7,973,000)	1.65
Balance, December 31, 2022	8,497,170	1.04

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Number of options granted	Weighted average exercise price	Weighted average risk- free interest rate	Weighted average volatility	Weighted average Black- Scholes value
		C$			C$
Year ended December 31, 2021	5,653,000	1.49	0.54%	63.57%	0.64
Year ended December 31, 2022	4,790,000	0.66	2.71%	57.94%	0.30

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Total options outstanding			Total options exercisable
Range of exercise price	Number of options	Weighted average contractual life (years)	Weighted average exercise price C$	Number of options	Weighted average contractual life (years)	Weighted average exercise price C$
C$0.00-C$1.00	4,740,002	4.03	0.68	498,002	1.85	0.91
C$1.01-C$2.00	3,504,168	2.86	1.43	1,673,821	2.65	1.41
C$2.01-C$3.00	253,000	2.63	2.20	168,666	2.63	2.20
	8,497,170	3.51	1.04	2,340,489	2.48	1.36

Disclosure of amount and movement in restricted share units [Table Text Block]
	Number of RSUs
	December 31, 2022	December 31, 2021
Balance, beginning of year	1,184,594	2,421,200
Granted	299,900	271,400
Settled in cash	(599,107)	(937,624)
Cancelled/Forfeited	(350,879)	(570,382)
Balance, end of year	534,508	1,184,594

Disclosure of RSU liability [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of year	575	1,658
Awards vested and change in fair value during the year, net of cancelled/forfeited awards	(95)	65
Settled in cash during the year	(311)	(1,148)
Total RSU liability, end of year	169	575

Less: current portion of RSU liability	(143)	(408)
Total non-current RSU liability, end of year	26	167

Disclosure of amount and movement in performance share units [Table Text Block]
	Number of PSUs
	December 31, 2022	December 31, 2021
Balance, beginning of year	571,000	-
Granted	1,588,900	893,400
Settled in cash	(88,167)	-
Cancelled/Forfeited	(332,332)	(322,400)
Balance, end of year	1,739,401	571,000

Disclosure of Performance share units liability [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of year	87	-
Awards vested and change in fair value during the year, net of cancelled/forfeited awards	462	87
Settled in cash during the year	(46)	-
Total PSU liability, end of year	503	87

Less: current portion of PSU liability	(334)	(53)
Total non-current PSU liability, end of year	169	34

Disclosure of amount and movement in deferred share units [Table Text Block]
	Number of DSUs
	December 31, 2022	December 31, 2021
Balance, beginning of year	844,200	-
Granted	2,287,800	844,200
Balance, end of year	3,132,000	844,200

Disclosure of Deferred share units liability [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of year	608	-
Awards vested and change in fair value during the year	1,056	608
Total DSU liability, end of year	1,664	608

Disclosure of Phantom share units liability [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of year	277	56
Awards vested and change in fair value during the year	104	221
Total phantom share unit liability, end of year	381	277
Less: current portion of phantom share unit liability	(381)	-
Total non-current phantom share unit liability, end of year	-	277